Fair Value Measures - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
2031 Secured Notes | Senior Notes
Business Acquisition [Line Items]
Unamortized debt issuance costs	$ 6.3
Revolving Credit Facility | Asset Based Liability Facility Due 2027 | Line of Credit
Business Acquisition [Line Items]
Unamortized debt issuance costs		$ 31.8
Revolving Credit Facility | 2025 Secured Notes | Senior Notes
Business Acquisition [Line Items]
Unamortized debt issuance costs		6.2
Revolving Credit Facility | 2028 Secured Notes | Senior Notes
Business Acquisition [Line Items]
Unamortized debt issuance costs		$ 6.5